ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2024
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

10.           ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

	As of December 31,
	2023	2024

Accrued advertising fees(1)	$51,143	$19,599
VAT and other taxes payable	29,194	30,345
Deposits received from a merchant	5,624	—
Accrued payroll and staff welfare	3,524	1,622
Accrued sales return (2)	1,376	451
Accrued professional fees	1,101	765
Others (3)	2,660	1,309
Total	$94,622	$54,091
(1)	During the year ended December 31, 2024, the Group recognized advertising fees of $104,347 and paid the advertising fees of $135,891.
(2)	Accrued sales return represents the estimated sales return at the end of each of the respective year. Movements during the respective years are as follows:

	Years ended December 31,
	2023	2024
Balance at January 1	$2,348	$1,376
Allowance for sales return accrued in the year	15,732	7,154
Utilization of accrued sales return allowance	(16,704)	(8,079)
Balance at December 31	$1,376	$451

(3)Others mainly include deposits from vendors and accrued utilities.